Holly Energy Partners (Details) bbl in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($) bbl	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 customer	Dec. 31, 2019 customer
Holly Energy Partners Entity [Line Items)
Number of significant customers | customer			0	0
Osage Pipeline
Holly Energy Partners Entity [Line Items)
Equity method investment, ownership percentage		50.00%
Cushing Connect Joint Venture | HEP
Holly Energy Partners Entity [Line Items)
Barrels of crude oil per day | bbl	160
Barrels of crude oil, value | bbl	1,500
Percent of budget which construction costs payable by HEP		10.00%
Cushing Connect Joint Venture | HEP | Minimum
Holly Energy Partners Entity [Line Items)
Expected construction costs	$ 70.0
Cushing Connect Joint Venture | HEP | Maximum
Holly Energy Partners Entity [Line Items)
Expected construction costs	$ 75.0
UNEV Pipeline
Holly Energy Partners Entity [Line Items)
Equity method investment, ownership percentage		75.00%
HEP
Holly Energy Partners Entity [Line Items)
Percentage of ownership in variable interest entity		57.00%
Number of significant customers | customer		2
Minimum annualized payments under agreement		$ 352.8
HEP | HollyFrontier | Customer Concentration Risk | Revenue Benchmark | HEP
Holly Energy Partners Entity [Line Items)
Concentration risk, percentage of total revenues		79.00%